Submission	Jul. 14, 2025
Submission [Line Items]
Central Index Key	0001794669
Registrant Name	Shift4 Payments, Inc.
Registration File Number	333-286840
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES